Property, plant and equipment - Disclosure of analysis of property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	£ 57,532
Property, plant and equipment, ending balance	64,433	£ 57,532
Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	73,340	66,052
Exchange adjustments	2,405	1,872
Additions	6,853	5,920
Acquisition of NGED (note 37)		10,051
Disposals	(654)	(620)
Adjustment for change in discount rate on decommissioning provisions (note 26)	(48)
Reclassifications	(83)	81
Reclassification to held for sale (note 10)		(10,016)
Property, plant and equipment, ending balance	81,813	73,340
Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(15,808)	(19,009)
Exchange adjustments	(506)	(394)
Depreciation, property, plant and equipment	(1,765)	(1,629)
Disposals	592	428
Reclassifications	107	(41)
Reclassification to held for sale (note 10)		4,837
Property, plant and equipment, ending balance	(17,380)	(15,808)
Land and buildings
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,886
Property, plant and equipment, ending balance	3,272	2,886
Land and buildings | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,659	3,752
Exchange adjustments	126	97
Additions	158	22
Acquisition of NGED (note 37)		200
Disposals	(163)	(165)
Adjustment for change in discount rate on decommissioning provisions (note 26)	0
Reclassifications	286	62
Reclassification to held for sale (note 10)		(309)
Property, plant and equipment, ending balance	4,066	3,659
Land and buildings | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(773)	(876)
Exchange adjustments	(30)	(20)
Depreciation, property, plant and equipment	(122)	(114)
Disposals	127	29
Reclassifications	4	15
Reclassification to held for sale (note 10)		193
Property, plant and equipment, ending balance	(794)	(773)
Plant and machinery
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	48,581
Property, plant and equipment, ending balance	53,839	48,581
Plant and machinery | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	63,022	56,061
Exchange adjustments	2,073	1,627
Additions	1,196	926
Acquisition of NGED (note 37)		9,512
Disposals	(331)	(367)
Adjustment for change in discount rate on decommissioning provisions (note 26)	(36)
Reclassifications	3,841	4,063
Reclassification to held for sale (note 10)		(8,800)
Property, plant and equipment, ending balance	69,765	63,022
Plant and machinery | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(14,441)	(17,482)
Exchange adjustments	(444)	(351)
Depreciation, property, plant and equipment	(1,459)	(1,300)
Disposals	311	311
Reclassifications	107	(40)
Reclassification to held for sale (note 10)		4,421
Property, plant and equipment, ending balance	(15,926)	(14,441)
Assets in the course of construction
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,527
Property, plant and equipment, ending balance	6,705	5,527
Assets in the course of construction | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,587	5,221
Exchange adjustments	156	111
Additions	5,345	4,843
Acquisition of NGED (note 37)		185
Disposals	(4)	0
Adjustment for change in discount rate on decommissioning provisions (note 26)	(12)
Reclassifications	(4,312)	(4,133)
Reclassification to held for sale (note 10)		(640)
Property, plant and equipment, ending balance	6,760	5,587
Assets in the course of construction | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(60)	0
Exchange adjustments	0	0
Depreciation, property, plant and equipment	(1)	(48)
Disposals	2	0
Reclassifications	4	(18)
Reclassification to held for sale (note 10)		6
Property, plant and equipment, ending balance	(55)	(60)
Motor vehicles and office equipment
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	538
Property, plant and equipment, ending balance	617	538
Motor vehicles and office equipment | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,072	1,018
Exchange adjustments	50	37
Additions	154	129
Acquisition of NGED (note 37)		154
Disposals	(156)	(88)
Adjustment for change in discount rate on decommissioning provisions (note 26)	0
Reclassifications	102	89
Reclassification to held for sale (note 10)		(267)
Property, plant and equipment, ending balance	1,222	1,072
Motor vehicles and office equipment | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(534)	(651)
Exchange adjustments	(32)	(23)
Depreciation, property, plant and equipment	(183)	(167)
Disposals	152	88
Reclassifications	(8)	2
Reclassification to held for sale (note 10)		217
Property, plant and equipment, ending balance	£ (605)	£ (534)